NONMONETARY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
NONMONETARY TRANSACTIONS
NONMONETARY TRANSACTIONS

10.    NONMONETARY TRANSACTIONS

From time to time, we enter into various barter arrangements with third-parties in which there is an agreement to provide a specified amount of flight time, valued in either hours or dollars, in exchange for media advertising, marketing credits or other activities that promote brand awareness. We record these nonmonetary transactions at the estimated fair value of the flights provided using the stand-alone selling price.

As third-parties utilize flight time that we provide in barter arrangements, we recognize revenue in the period in which the flight services are provided. As we use the advertising or marketing credits in the arrangements, an expense is recognized in the period in which the credits are consumed. The difference between flight services to be provided and advertising or marketing credits to be consumed is recognized, on an agreement-by-agreement basis, as an asset or liability, as appropriate. If we consume the credits, prior to delivering the flight services to the member, a liability and an expense is recorded; and if we deliver the flight services to the member prior to receiving the credits, an asset and revenue is recorded. We assess the recoverability of barter credits periodically. Factors considered in evaluating the recoverability include management’s plans with respect to how the advertising or other marketing credits can be used. Any impairment losses are recorded in the consolidated statements of operations during the period in which it is determined. There were no impairments of barter credits identified for the years ended December 31, 2020, 2019 and 2018.

Revenue recognized as a result of nonmonetary transactions was $2.9 million, $3.1 million, and $1.5 million for the years ended December 31, 2020, 2019 and 2018, respectively, while expenses included in sales and marketing in the consolidated statements of operations as a result of the same barter arrangements were $2.8 million, $2.9 million, and $1.0 million, respectively. The balances for flight revenue and advertising or other marketing credits that have yet to be consumed are included in accrued expenses and prepaid expenses and other current assets on the consolidated balance sheets. As of December 31, 2020 and 2019, the accrued expenses associated with these barter transactions was $3.5 million and $3.8 million, respectively, and the prepaid expenses and other current assets were $0 and $0, respectively.